Schedule of Investments (unaudited)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)	$50	$45,290
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	75	74,416
4.63%, 03/15/30 (Call 03/15/25)(a)	70	70,024
5.00%, 08/15/27 (Call 08/15/22)(a)	110	113,396
5.63%, 02/15/24 (Call 02/15/21)	46	46,478
6.25%, 06/15/25 (Call 06/15/22)(a)(b)	65	68,955
		418,559
Aerospace & Defense — 4.0%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	185	203,483
5.90%, 02/01/27(b)	115	133,837
5.95%, 02/01/37(b)	75	91,779
6.88%, 05/01/25 (Call 04/01/25)	190	221,217
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	120	122,378
5.38%, 05/01/26 (Call 05/01/21)(a)	60	61,483
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	115	110,279
5.50%, 01/15/25 (Call 10/15/22)(a)	85	89,272
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	185	198,409
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	125	140,500
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	135	134,118
5.50%, 11/15/27 (Call 11/15/22)	340	348,979
6.25%, 03/15/26 (Call 03/15/22)(a)	530	560,586
6.38%, 06/15/26 (Call 06/15/21)	120	124,102
6.50%, 07/15/24 (Call 07/15/21)	110	111,943
6.50%, 05/15/25 (Call 05/15/21)	110	112,795
7.50%, 03/15/27 (Call 03/15/22)	120	128,356
8.00%, 12/15/25 (Call 04/08/22)(a)	155	169,493
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(a)	95	93,879
7.75%, 08/15/25 (Call 08/15/21)(b)	60	56,291
8.88%, 06/01/24 (Call 02/01/23)(a)	122	134,313
		3,347,492
Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)	75	79,425

Apparel — 1.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	135	142,537
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	135	145,832
5.38%, 05/15/25 (Call 05/15/22)(a)	130	138,490
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)	155	158,905
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)(b)	75	79,314
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	100	100,321
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	65	69,108
5.63%, 03/15/27 (Call 03/15/22)(a)	75	79,238
		913,745
Auto Manufacturers — 1.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	170	169,101
4.75%, 10/01/27 (Call 10/01/22)(a)	70	73,259
5.88%, 06/01/29 (Call 06/01/24)(a)	70	77,231
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	200	216,626

Security	Par (000)	Value

Auto Manufacturers (continued)
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/21)(a)	$160	$166,736
9.50%, 05/01/25 (Call 04/21/22)(a)	110	122,549
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)	265	275,698
		1,101,200
Auto Parts & Equipment — 1.1%
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/21)(b)	85	87,656
6.25%, 03/15/26 (Call 03/15/21)(b)	65	66,366
6.50%, 04/01/27 (Call 04/01/22)(b)	70	73,219
6.88%, 07/01/28 (Call 07/01/23)(b)	80	84,114
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(a)	45	46,517
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	85	89,850
5.50%, 12/15/24 (Call 12/15/21)	20	20,408
5.63%, 06/15/28 (Call 06/15/23)	65	69,305
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(c)	200	207,832
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)(b)	65	59,977
7.88%, 01/15/29 (Call 01/15/24)(a)	90	101,327
		906,571
Banks — 1.3%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(d)	80	85,063
4.75%, 02/16/24 (Call 11/16/23)	70	76,826
5.00%, 08/15/22	175	185,504
5.00%, 08/01/23	105	114,795
5.25%, 03/07/25 (Call 12/07/24)	50	57,426
6.13%, 03/09/28.	75	93,279
Commerzbank AG, 8.13%, 09/19/23(a)	200	232,098
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	150	220,571
		1,065,562
Beverages — 0.1%
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 04/01/21)(a)	100	103,015

Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	75	77,177

Building Materials — 1.6%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	60	65,481
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	90	96,177
6.75%, 06/01/27 (Call 06/01/22)(a)	115	123,746
Cornerstone Building Brands Inc.
6.13%, 01/15/29 (Call 09/15/23)(a)	85	88,996
8.00%, 04/15/26 (Call 04/15/21)(a)	75	78,373
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)(b)	75	80,281
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	150	158,671
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	200	212,762
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(a)	100	105,025
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	75	80,338
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)	10	10,603
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	105	110,502

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
US Concrete Inc., 5.13%, 03/01/29 (Call 03/01/23)(a)(b)	$100	$102,228
		1,313,183
Chemicals — 1.2%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch
Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	200	209,738
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	100	100,173
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)	70	70,684
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	110	113,728
5.25%, 12/15/29 (Call 09/15/29)	110	114,741
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)	75	77,383
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/21)(a)(b)	75	76,802
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/21)(a)	85	88,279
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)(b)	80	85,773
6.50%, 04/15/26 (Call 04/15/21)(a)(b)	100	103,145
		1,040,446
Commercial Services — 5.8%
ADT Security Corp. (The)
3.50%, 07/15/22	110	112,834
4.13%, 06/15/23	95	99,900
4.88%, 07/15/32(a)(b)	100	108,135
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/22)(a)	75	78,186
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	100	103,810
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	60	60,635
10.50%, 05/15/25 (Call 05/15/22)(a)	85	100,403
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	90	93,524
5.50%, 07/15/25 (Call 06/18/22)(a)	85	90,511
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)	50	52,888
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	135	138,706
4.50%, 07/01/28 (Call 07/01/23)(a)	125	131,895
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	185	195,055
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(a)	25	28,271
4.13%, 08/01/23 (Call 07/01/23)	10	10,837
4.25%, 05/01/29 (Call 02/01/29)	125	147,439
4.75%, 08/01/28 (Call 05/01/28)	115	138,275
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	100	105,106
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/21)(a)(b)	70	71,900
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/21)(a)	48	48,106
5.63%, 10/01/28 (Call 10/01/23)(a)(b)	160	170,894
5.88%, 10/01/30 (Call 10/01/25)(a)	135	150,090
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	135	133,191
5.25%, 04/15/24(a)	110	117,143
5.75%, 04/15/26(a)	195	213,264
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	180	191,212
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/22)(a)	50	51,502

Security	Par (000)	Value

Commercial Services (continued)
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	$135	$145,394
9.25%, 04/15/25 (Call 03/16/25)(a)	125	148,316
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	130	132,055
4.63%, 12/15/27 (Call 12/15/22)	85	90,583
5.13%, 06/01/29 (Call 06/01/24)	125	136,721
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(b)	125	135,591
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	109	114,515
3.88%, 02/15/31 (Call 08/15/25)	185	193,336
4.00%, 07/15/30 (Call 07/15/25)	110	116,026
4.88%, 01/15/28 (Call 01/15/23)	255	270,971
5.25%, 01/15/30 (Call 01/15/25)	90	99,625
5.50%, 05/15/27 (Call 05/15/22)	135	144,416
5.88%, 09/15/26 (Call 09/15/21)	147	154,822
		4,826,083
Computers — 2.4%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	125	128,655
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/21)(a)	210	217,923
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/21)(b)	75	76,474
9.38%, 07/15/25 (Call 07/15/22)(a)	110	121,759
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	170	176,366
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)	100	102,776
5.25%, 10/01/30 (Call 10/01/25)(a)	90	94,070
5.75%, 09/01/27 (Call 09/01/22)(a)	70	73,448
6.13%, 09/01/29 (Call 09/01/24)(a)	70	75,508
8.13%, 04/15/25 (Call 04/15/22)(a)	65	71,169
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	85	82,707
3.38%, 07/15/31 (Call 01/15/26)(a)	85	82,867
4.09%, 06/01/29 (Call 03/01/29)(a)	75	78,026
4.13%, 01/15/31 (Call 10/15/30)(a)(b)	75	78,520
4.75%, 01/01/25	60	64,927
4.88%, 03/01/24 (Call 01/01/24)	100	107,891
4.88%, 06/01/27 (Call 03/01/27)	75	83,377
5.75%, 12/01/34 (Call 06/01/34)	75	88,863
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	75	83,056
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	125	138,315
		2,026,697
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co.
4.70%, 05/24/22	70	72,642
5.50%, 06/01/28 (Call 06/01/23)(a)	135	144,443
		217,085
Distribution & Wholesale — 1.1%
Avient Corp.
5.25%, 03/15/23	75	81,063
5.75%, 05/15/25 (Call 05/15/22)(a)	110	116,642
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	200	199,240
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	100	104,984
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(a)	150	153,889
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	160	168,405

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)	$60	$63,727
		887,950
Diversified Financial Services — 3.4%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(d)	50	51,037
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	190	221,095
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	120	128,176
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(c)	210	188,244
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	60	62,577
5.75%, 09/15/25 (Call 03/15/21)(a)	150	154,951
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	105	108,923
5.50%, 08/15/28 (Call 08/15/23)(a)	130	134,817
6.00%, 01/15/27 (Call 01/15/23)(a)	90	95,148
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	140	141,018
5.38%, 11/15/29 (Call 05/15/29)	110	121,167
5.63%, 03/15/23	135	144,659
6.13%, 05/15/22	150	158,421
6.13%, 03/15/24 (Call 09/15/23)	175	191,278
6.63%, 01/15/28 (Call 07/15/27)	125	146,592
6.88%, 03/15/25	175	200,550
7.13%, 03/15/26	225	263,954
8.88%, 06/01/25 (Call 06/01/22)	100	111,797
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	125	131,003
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	100	106,084
		2,861,491
Electrical Components & Equipment — 0.9%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	120	122,403
4.75%, 06/15/28 (Call 07/01/23)(a)	110	114,677
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	235	255,687
7.25%, 06/15/28 (Call 06/15/23)(a)	200	224,698
		717,465
Electronics — 0.6%
Sensata Technologies BV
4.88%, 10/15/23(a)	80	85,755
5.00%, 10/01/25(a)	110	121,724
5.63%, 11/01/24(a)	70	77,980
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	115	118,061
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	95	102,391
		505,911
Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	125	131,825

Engineering & Construction — 0.6%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	170	190,371
5.88%, 10/15/24 (Call 07/15/24)	125	139,500
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	100	105,300
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)	60	62,047
		497,218

Security	Par (000)	Value

Entertainment — 2.4%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	$95	$95,142
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp., 5.38%, 06/01/24 (Call 06/01/21)(b)	75	75,041
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	70	70,219
5.50%, 05/01/25 (Call 05/01/22)(a)	130	135,050
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)(b)	112	108,571
5.13%, 12/15/22 (Call 12/15/21)	50	48,895
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/21)(a)	85	86,729
6.38%, 02/01/24 (Call 02/01/21)(a)	80	82,247
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	80	80,712
4.75%, 10/15/27 (Call 10/15/22)(a)	145	146,121
4.88%, 11/01/24 (Call 11/01/21)(a)	75	75,629
6.50%, 05/15/27 (Call 05/15/23)(a)	205	227,788
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)	90	97,252
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/21)(a)	160	158,925
5.50%, 04/15/27 (Call 04/15/22)(a)	75	75,727
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	115	123,972
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	95	101,303
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	90	87,532
3.88%, 07/15/30 (Call 07/15/25)(a)	125	127,606
		2,004,461
Environmental Control — 0.3%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(b)	65	68,425
5.88%, 07/01/25 (Call 07/01/21)(b)	50	52,029
6.00%, 01/01/27 (Call 01/01/22)	80	83,777
		204,231
Food — 4.4%
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/21)	135	138,625
5.25%, 09/15/27 (Call 03/01/22)	90	95,430
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	135	142,825
3.50%, 06/06/22	50	51,887
3.75%, 04/01/30 (Call 01/01/30)	50	54,102
3.88%, 05/15/27 (Call 02/15/27)	80	87,411
3.95%, 07/15/25 (Call 04/15/25)(b)	100	109,141
4.25%, 03/01/31 (Call 12/01/30)	85	95,588
4.38%, 06/01/46 (Call 12/01/45)	285	303,596
4.63%, 01/30/29 (Call 10/30/28)	85	97,046
4.63%, 10/01/39 (Call 04/01/39)	25	27,485
5.00%, 07/15/35 (Call 01/15/35)	75	88,803
5.00%, 06/04/42	135	155,941
5.20%, 07/15/45 (Call 01/15/45)	160	186,448
5.50%, 06/01/50 (Call 12/01/49)	50	61,743
6.75%, 03/15/32	25	32,933
7.13%, 08/01/39(a)(b)	110	155,956
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	130	135,316
4.88%, 11/01/26 (Call 11/01/21)(a)	105	109,214
4.88%, 05/15/28 (Call 11/15/27)(a)	80	88,578

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	$245	$253,942
5.00%, 08/15/26 (Call 08/15/21)(a)	225	232,294
5.50%, 12/15/29 (Call 12/15/24)(a)	125	135,757
5.63%, 01/15/28 (Call 12/01/22)(a)	127	134,823
5.75%, 03/01/27 (Call 03/01/22)(a)	175	183,745
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	105	106,348
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	130	130,316
5.88%, 06/15/24 (Call 06/15/21)(a)	75	76,115
6.25%, 04/15/25 (Call 04/15/22)(a)	150	159,588
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)(b)	85	89,882
		3,720,878
Food Service — 0.6%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(b)	85	86,847
5.00%, 02/01/28 (Call 02/01/23)(a)	175	182,434
6.38%, 05/01/25 (Call 05/01/22)(a)	250	265,868
		535,149
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(a)	114	115,995

Health Care - Products — 1.1%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	230	241,431
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	65	67,714
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	140	142,269
4.63%, 02/01/28 (Call 02/01/23)(a)	65	69,102
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(a)	100	107,592
7.38%, 06/01/25 (Call 06/01/22)(a)	60	64,322
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	105	110,292
4.63%, 11/15/27 (Call 11/15/22)	75	79,443
4.88%, 06/01/26 (Call 06/01/21)	50	51,741
		933,906
Health Care - Services — 9.3%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	80	84,187
5.50%, 07/01/28 (Call 07/01/23)(a)(b)	70	74,643
5.63%, 02/15/23 (Call 02/15/21)	70	70,195
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	70	76,672
Air Methods Corp., 8.00%, 05/15/25 (Call 05/15/21)(a)	50	45,373
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 10/15/21)(a)	75	76,750
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	75	79,015
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	235	245,817
3.38%, 02/15/30 (Call 02/15/25)(b)	210	219,975
4.25%, 12/15/27 (Call 12/15/22)	265	280,677
4.63%, 12/15/29 (Call 12/15/24)	370	410,267
4.75%, 01/15/25 (Call 01/15/22)	300	307,704
5.38%, 06/01/26 (Call 06/01/21)(a)	125	130,687
5.38%, 08/15/26 (Call 08/15/21)(a)	50	52,628
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	75	79,134
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	220	218,376
4.63%, 06/01/30 (Call 06/01/25)(a)	285	299,145

Security	Par (000)	Value

Health Care - Services (continued)
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)	$85	$90,274
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	105	109,941
4.75%, 02/01/30 (Call 02/01/25)	100	107,297
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)	100	103,309
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	345	357,251
5.38%, 02/01/25	335	375,843
5.38%, 09/01/26 (Call 03/01/26)(b)	160	182,398
5.63%, 09/01/28 (Call 03/01/28)	200	234,198
5.88%, 05/01/23	115	125,518
5.88%, 02/15/26 (Call 08/15/25)	185	211,751
5.88%, 02/01/29 (Call 08/01/28)	130	154,877
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	300	312,333
5.00%, 05/15/27 (Call 05/15/22)(a)	75	79,061
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(b)	155	165,802
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(a)	90	95,692
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	100	106,964
4.38%, 06/15/28 (Call 06/15/23)(a)	125	130,175
5.38%, 11/15/22 (Call 08/15/22)	130	137,596
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	195	208,342
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)(b)	100	99,899
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)	205	208,590
4.63%, 09/01/24 (Call 09/01/21)(a)	70	72,136
4.63%, 06/15/28 (Call 06/15/23)(a)	80	83,721
4.88%, 01/01/26 (Call 03/01/22)(a)	215	224,325
5.13%, 05/01/25 (Call 05/01/21)	130	131,670
5.13%, 11/01/27 (Call 11/01/22)(a)	160	168,926
6.13%, 10/01/28 (Call 10/01/23)(a)	260	271,614
6.25%, 02/01/27 (Call 02/01/22)(a)	150	158,028
6.75%, 06/15/23	180	194,917
7.00%, 08/01/25 (Call 08/01/21)(b)	70	72,525
7.50%, 04/01/25 (Call 04/01/22)(a)	85	91,876
		7,818,094
Home Builders — 1.0%
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)	85	90,940
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)(b)	75	102,300
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	70	79,607
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	110	117,522
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	75	82,300
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	75	84,928
5.88%, 06/15/27 (Call 03/15/27)(a)	70	79,133
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	75	82,104
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	85	87,880
		806,714
Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.50%, 06/15/26 (Call 06/15/21)	95	98,405

Household Products & Wares — 0.5%
Central Garden & Pet Co., 4.13%, 10/15/30 (Call 10/15/25)	75	78,439
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	65	69,145
6.38%, 03/01/24 (Call 03/01/21)(a)(b)	85	86,707

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/21)	$155	$160,009
		394,300
Housewares — 0.9%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	150	158,037
4.70%, 04/01/26 (Call 01/01/26)	300	329,889
4.88%, 06/01/25 (Call 05/01/25)	80	88,099
5.88%, 04/01/36 (Call 10/01/35)	75	92,084
6.00%, 04/01/46 (Call 10/01/45)(b)	80	105,070
		773,179
Insurance — 0.6%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(d)	60	67,784
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	110	117,619
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	75	84,389
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	75	78,912
4.88%, 03/15/27 (Call 09/15/26)	70	75,600
6.63%, 03/15/25 (Call 09/15/24)	100	112,865
		537,169
Internet — 3.2%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	100	102,680
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(a)	100	105,471
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	75	78,949
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	150	162,928
4.38%, 11/15/26(b)	150	171,390
4.88%, 04/15/28(b)	235	275,096
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	200	243,000
5.38%, 11/15/29(a)(b)	150	186,619
5.75%, 03/01/24	50	56,871
5.88%, 11/15/28	275	345,078
6.38%, 05/15/29	125	161,064
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	75	76,914
5.00%, 04/15/25 (Call 04/15/21)(a)	155	157,773
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	100	107,854
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	125	131,504
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)	87	87,801
4.75%, 07/15/27 (Call 07/15/22)	120	127,753
5.25%, 04/01/25 (Call 01/01/25)	80	90,692
		2,669,437
Iron & Steel — 0.8%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	100	109,549
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/22)(a)	55	56,203
5.88%, 06/01/27 (Call 06/01/22)	100	103,886
6.75%, 03/15/26 (Call 03/04/23)(a)	140	150,650
9.88%, 10/17/25 (Call 10/17/22)(a)	138	162,190
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	110	121,929
		704,407
Leisure Time — 1.7%
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)	85	75,904
5.88%, 03/15/26 (Call 12/15/25)(a)	135	133,412
10.25%, 02/01/26 (Call 08/01/23)(a)	105	121,785
12.25%, 05/15/24 (Call 02/15/24)(a)	110	127,943

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	$90	$78,982
5.25%, 11/15/22(b)	100	98,504
9.13%, 06/15/23 (Call 03/15/23)(a)	130	140,204
10.88%, 06/01/23 (Call 03/01/23)(a)	150	169,181
11.50%, 06/01/25 (Call 06/01/22)(a)	325	374,511
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/21)(a)(b)	100	103,195
		1,423,621
Lodging — 1.9%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	100	98,853
3.75%, 05/01/29 (Call 05/01/24)(a)	120	121,886
4.00%, 05/01/31 (Call 05/01/26)(a)	185	190,160
4.88%, 01/15/30 (Call 01/15/25)	155	167,217
5.13%, 05/01/26 (Call 05/01/21)	185	191,765
5.38%, 05/01/25 (Call 05/01/22)(a)	105	110,711
5.75%, 05/01/28 (Call 05/01/23)(a)	70	75,542
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	70	73,273
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	70	73,856
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	120	124,720
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	72	74,070
4.25%, 03/01/22 (Call 12/01/21)	70	71,122
6.00%, 04/01/27 (Call 01/01/27)	60	66,383
6.63%, 07/31/26 (Call 04/30/26)(a)	130	145,023
		1,584,581
Machinery — 0.4%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/21)(a)	100	102,338
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	75	81,535
Terex Corp., 5.63%, 02/01/25 (Call 02/01/21)(a)	100	102,441
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/21)(b)	50	51,505
		337,819
Manufacturing — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)	100	105,058
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	90	96,943
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	75	79,025
		281,026
Media — 8.6%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)	100	102,517
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	190	194,047
9.25%, 02/15/24 (Call 02/15/21)	300	312,036
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	445	359,587
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	95	60,341
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(a)	50	50,978
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	75	78,121
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	135	134,264
5.88%, 07/15/26 (Call 07/15/21)(a)	95	98,746
7.00%, 05/15/27 (Call 05/15/22)(a)	125	136,558
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	70	71,692

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.25%, 08/15/27 (Call 08/15/22)(a)	$130	$134,853
6.38%, 05/01/26 (Call 05/01/22)	105	111,916
8.38%, 05/01/27 (Call 05/01/22)(b)	185	197,458
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	150	154,355
5.63%, 07/15/27 (Call 07/15/22)(a)	275	291,954
Quebecor Media Inc., 5.75%, 01/15/23	100	107,348
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	85	85,041
5.38%, 01/15/31 (Call 01/15/26)(a)	80	80,807
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	75	78,139
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	130	129,524
5.13%, 02/15/27 (Call 08/15/21)(a)	75	75,733
5.50%, 03/01/30 (Call 12/01/24)(a)	90	92,807
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)	145	146,472
4.13%, 07/01/30 (Call 07/01/25)(a)	230	236,948
4.63%, 07/15/24 (Call 07/15/21)(a)	215	222,273
5.00%, 08/01/27 (Call 08/01/22)(a)	180	189,245
5.38%, 07/15/26 (Call 07/15/21)(a)	135	140,474
5.50%, 07/01/29 (Call 07/01/24)(a)	205	223,364
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	155	156,907
4.75%, 03/15/26 (Call 03/15/23)(a)	65	68,917
5.00%, 09/15/29 (Call 09/15/24)	155	161,293
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	200	212,006
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/21)(a)	235	235,813
6.63%, 06/01/27 (Call 06/01/23)(a)	230	242,859
Videotron Ltd.
5.00%, 07/15/22.	125	131,106
5.13%, 04/15/27 (Call 04/15/22)(a)	80	84,547
5.38%, 06/15/24 (Call 03/15/24)(a)	140	154,004
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	200	205,668
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	100	103,581
5.50%, 08/15/26 (Call 08/15/21)(a)	200	208,726
5.50%, 05/15/29 (Call 05/15/24)(a)	225	242,572
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	100	104,499
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(a)	150	157,033
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	200	209,408
5.50%, 01/15/27 (Call 01/15/22)(a)	225	235,429
		7,211,966
Mining — 1.5%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)	100	107,816
Constellium SE, 6.63%, 03/01/25 (Call 03/01/21)(a)	250	254,470
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	105	115,425
4.75%, 05/15/22 (Call 02/15/22)(a)	85	87,463
5.13%, 03/15/23 (Call 12/15/22)(a)	90	94,577
5.13%, 05/15/24 (Call 02/15/24)(a)	120	130,433
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)	70	78,330
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	75	77,354
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	75	81,005

Security	Par (000)	Value

Mining (continued)
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	$200	$213,488
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	50	49,810
		1,290,171
Office & Business Equipment — 1.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	105	105,608
4.13%, 05/01/25 (Call 05/01/22)	110	114,203
4.25%, 04/01/28 (Call 10/01/22)	90	93,929
5.50%, 12/01/24 (Call 06/01/24)	95	104,934
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	150	157,584
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	135	141,044
5.50%, 08/15/28 (Call 07/15/28)(a)	110	114,157
		831,459
Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)	200	210,740
5.25%, 08/15/27 (Call 08/15/22)(a)	150	153,439
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	200	206,938
6.00%, 02/15/25 (Call 02/15/21)(a)	200	205,990
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	200	199,036
4.00%, 11/15/23	120	128,132
4.88%, 03/15/26 (Call 12/15/25)	110	123,368
5.00%, 03/15/22	100	104,448
5.25%, 07/01/25	135	153,333
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	100	105,765
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/22)(a)	95	96,483
7.88%, 07/15/26 (Call 07/15/21)(a)	80	83,098
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	75	78,176
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	75	80,059
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	110	116,843
4.88%, 12/01/22 (Call 09/01/22)(a)	75	78,731
5.13%, 12/01/24 (Call 09/01/24)(a)	45	49,787
5.25%, 04/01/23 (Call 01/01/23)(a)	70	74,143
5.50%, 09/15/25 (Call 06/15/25)(a)	55	61,193
6.88%, 07/15/33(a)	50	66,137
		2,375,839
Pharmaceuticals — 0.8%
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	110	119,277
5.90%, 08/28/28 (Call 05/28/28)	115	137,279
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	95	103,799
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	75	79,074
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	200	213,012
		652,441
Real Estate — 1.4%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)	100	108,807
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	75	74,656
4.38%, 02/01/31 (Call 02/01/26)(a)	75	74,759
5.38%, 03/15/25 (Call 03/15/21)(a)	135	139,055

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
5.38%, 08/01/28 (Call 08/01/23)(a)	$120	$126,600
Kennedy-Wilson Inc.
4.75%, 03/01/29	45	45,081
5.00%, 03/01/31	30	30,037
5.88%, 04/01/24 (Call 04/01/21)	180	182,795
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	70	72,456
5.75%, 01/15/29 (Call 01/15/24)(a)	95	96,997
7.63%, 06/15/25 (Call 06/15/22)(a)	80	86,915
9.38%, 04/01/27 (Call 04/01/22)(a)	85	93,870
		1,132,028
Real Estate Investment Trusts — 5.9%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	135	140,079
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/21)	75	77,072
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)	75	77,813
6.00%, 04/15/25 (Call 04/15/22)(a)	85	90,358
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	155	158,458
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	150	157,085
4.88%, 09/15/29 (Call 09/15/24)(a)	145	150,496
5.00%, 07/15/28 (Call 07/15/23)(a)	85	89,343
5.25%, 03/15/28 (Call 12/27/22)(a)	80	84,084
5.25%, 07/15/30 (Call 07/15/25)(a)	185	194,855
5.63%, 07/15/32 (Call 07/15/26)(a)	100	108,097
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	85	84,002
4.75%, 10/01/24 (Call 07/01/24)	115	117,843
5.50%, 02/15/26 (Call 08/15/22)	75	76,358
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	125	127,271
4.50%, 09/01/26 (Call 06/01/26)	70	74,481
4.63%, 06/15/25 (Call 03/15/25)(a)	110	116,860
5.63%, 05/01/24 (Call 02/01/24)	135	144,937
5.75%, 02/01/27 (Call 11/01/26)	100	112,136
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(a)	135	142,555
7.50%, 06/01/25 (Call 06/01/22)(a)	100	108,063
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/22)	115	117,363
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	210	209,786
3.88%, 02/15/27 (Call 02/15/23)	215	224,466
4.00%, 10/01/22 (Call 10/01/21)(b)	152	153,582
4.88%, 09/01/24 (Call 09/01/21)	85	87,255
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	90	90,584
Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, 6.50%, 02/15/29 (Call 01/19/24)(a)	120	120,011
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC 7.13%, 12/15/24 (Call 12/15/21)(a)(b)	95	97,940
7.88%, 02/15/25 (Call 02/15/22)(a)	340	365,000
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 04/15/21)(a)	95	97,060
8.25%, 10/15/23 (Call 04/15/21)	120	121,746
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	85	86,577

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 02/15/27 (Call 02/15/23)(a)	$110	$112,005
4.13%, 08/15/30 (Call 02/15/25)(a)	175	182,213
4.25%, 12/01/26 (Call 12/01/22)(a)	190	196,800
4.63%, 12/01/29 (Call 12/01/24)(a)	160	170,410
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	90	94,469
		4,959,513
Retail — 4.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	120	119,848
3.88%, 01/15/28 (Call 09/15/22)(a)	100	101,424
4.00%, 10/15/30 (Call 10/15/25)(a)	405	402,015
4.25%, 05/15/24 (Call 05/15/21)(a)	98	99,713
4.38%, 01/15/28 (Call 11/15/22)(a)	115	117,247
5.75%, 04/15/25 (Call 04/15/22)(a)	80	85,406
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	65	66,938
4.75%, 03/01/30 (Call 03/01/25)(b)	100	105,206
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/21)(a)(b)	205	207,212
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	95	100,021
Gap Inc. (The)
8.38%, 05/15/23(a)	75	86,336
8.63%, 05/15/25 (Call 05/15/22)(a)	115	128,757
8.88%, 05/15/27 (Call 05/15/23)(a)	155	180,970
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	100	102,124
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	120	125,916
5.25%, 06/01/26 (Call 06/01/21)(a)	160	166,030
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)	85	89,923
4.63%, 12/15/27 (Call 12/15/22)(a)	65	68,911
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	200	221,400
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	100	98,058
3.63%, 06/01/24 (Call 03/01/24)	75	72,668
Michaels Stores Inc., 8.00%, 07/15/27 (Call 07/15/22)(a)	75	80,348
Nordstrom Inc.
4.38%, 04/01/30 (Call 01/01/30)(b)	85	85,127
5.00%, 01/15/44 (Call 07/15/43)	135	132,951
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/21)	80	82,407
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	155	151,455
4.75%, 01/15/30 (Call 10/15/29)(a)	120	128,752
7.75%, 04/01/25 (Call 04/01/22)(a)	95	104,289
		3,511,452
Semiconductors — 1.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	100	108,685
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	200	219,422
Entegris Inc.
4.38%, 04/15/28 (Call 04/15/23)(a)	85	89,630
4.63%, 02/10/26 (Call 11/10/21)(a)(b)	75	77,610
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	185	193,149
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	125	129,850
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	125	127,736
4.38%, 10/15/29 (Call 10/15/24)	130	141,947
		1,088,029

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 1.8%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)	$50	$52,755
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	150	151,809
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	115	119,666
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	95	99,978
5.00%, 10/15/24 (Call 07/15/24)	70	78,105
5.25%, 05/15/29 (Call 05/15/24)(a)	60	65,000
5.88%, 06/15/26 (Call 06/15/21)	70	73,007
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(a)	55	59,017
Dun & Bradstreet Corp./The, 10.25%, 02/15/27 (Call 02/15/22)(a)	96	107,648
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	80	84,290
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	140	143,478
5.88%, 06/01/26 (Call 06/01/21)(a)	130	135,170
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	145	151,307
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	80	82,161
4.00%, 02/15/28 (Call 02/15/23)(a)	75	78,106
		1,481,497
Telecommunications — 11.4%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	175	186,177
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)(b)	200	213,408
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)	97	100,863
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	190	195,282
6.00%, 03/01/26 (Call 03/01/22)(a)	210	222,428
7.13%, 07/01/28 (Call 07/01/23)(a)	95	101,065
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	135	145,332
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	115	114,545
6.00%, 06/15/25 (Call 06/15/21)(a)(b)	171	174,620
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)(b)	125	135,949
Embarq Corp., 8.00%, 06/01/36.	250	306,312
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	110	121,952
6.63%, 08/01/26(b)	130	146,938
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	125	124,459
3.75%, 07/15/29 (Call 01/15/24)(a)	135	135,927
4.25%, 07/01/28 (Call 07/01/23)(a)	175	179,364
4.63%, 09/15/27 (Call 09/15/22)(a)	150	156,017
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	165	172,592
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	175	180,969
4.50%, 01/15/29 (Call 01/15/24)(a)	225	230,906
5.63%, 04/01/25 (Call 01/01/25)	75	81,741
Series U, 7.65%, 03/15/42	100	123,782
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	150	168,991
Nokia OYJ
3.38%, 06/12/22.	70	72,278
4.38%, 06/12/27(b)	70	76,948
6.63%, 05/15/39.	90	118,020
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/21)(a)	75	75,149
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(a)	100	102,020

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Sprint Capital Corp.
6.88%, 11/15/28(b)	$200	$256,878
8.75%, 03/15/32	175	267,276
Sprint Communications Inc., 6.00%, 11/15/22	175	188,184
Sprint Corp.
7.13%, 06/15/24	195	227,329
7.63%, 02/15/25 (Call 11/15/24)(b)	125	149,404
7.63%, 03/01/26 (Call 11/01/25)	135	166,350
7.88%, 09/15/23	335	386,945
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(a)	100	102,270
Telecom Italia Capital SA
6.00%, 09/30/34	275	329,508
6.38%, 11/15/33(b)	25	30,863
7.20%, 07/18/36	60	79,304
7.72%, 06/04/38	225	316,620
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	250	271,847
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	160	161,694
2.63%, 02/15/29 (Call 02/15/24)	140	140,476
2.88%, 02/15/31 (Call 02/15/26)(b)	112	112,893
4.00%, 04/15/22 (Call 03/16/22)	60	61,766
4.50%, 02/01/26 (Call 02/01/21)	90	92,055
4.75%, 02/01/28 (Call 02/01/23)	240	256,274
5.38%, 04/15/27 (Call 04/15/22)(b)	145	154,577
6.00%, 03/01/23 (Call 02/08/21)(b)	110	110,256
6.00%, 04/15/24 (Call 04/15/21)	150	151,610
6.50%, 01/15/26 (Call 01/15/22)(b)	250	258,017
United States Cellular Corp., 6.70%, 12/15/33(b)	100	129,416
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	225	224,442
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(d)	300	372,342
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)	210	210,529
6.13%, 03/01/28 (Call 03/01/23)(a)	165	171,727
		9,544,886
Total Corporate Bonds & Notes — 98.0%
(Cost: $80,253,922)		82,060,753

Common Stocks

Media — 0.0%
AMC Entertainment Inc., (Acquired 7/31/20, Cost:0)(e)(f)(g)	0	2,838

Total Common Stocks — 0.0%
(Cost $0)		2,838

Short-Term Investments

Money Market Funds — 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(h)(i)(j)	9,503	9,509,156

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(h)(i)	1,145	$1,145,000
		10,654,156
Total Short-Term Investments — 12.7%
(Cost: $10,653,002)		10,654,156

Total Investments in Securities — 110.7%
(Cost: $90,906,924)		92,717,747

Other Assets, Less Liabilities — (10.7)%		(8,976,667)

Net Assets — 100.0%		$83,741,080

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind ("PIK") bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,838, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,685,245	$3,824,544	(a)	$—		$(937)	$304	$9,509,156	9,503	$4,919	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,535,000	—		(390,000	)(a)	—	—	1,145,000	1,145	257		—
						$(937)	$304	$10,654,156		$5,176		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$82,060,753	$—	$82,060,753
Common Stocks	—	—	2,838	2,838
Money Market Funds.	10,654,156	—	—	10,654,156
	$10,654,156	$82,060,753	$2,838	$92,717,747

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2021

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind